Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” below is disclosure regarding executive compensation for our principal executive officer (“PEO,” also known as our CEO), and other named executive officers and company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Pursuant to SEC rules, the information in this “Pay Versus Performance” section shall not be deemed to be incorporated by reference into any Avalon GloboCare Corp. filing under the Securities Act or Exchange Act, unless expressly incorporated by specific reference in such filing.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Loss ($)
2025	14,167	-	351,257	171,257	2	(18,260,976)
2024	180,000	180,000	277,736	175,000	4	(7,903,394)
2023	330,000	330,000	315,122	315,122	9	(16,707,010)

(1)	Our PEO for the period from January 1, 2025 through November 29, 2025 and year ended December 31, 2024 was David Jin, our former Chief Executive Officer and President. On November 12, 2025, Dr. Jin notified us of his intent to resign as our Chief Executive Officer, President, and as a director, effective November 30, 2025, as a result of a personal health issue. Our PEO for the period from November 30, 2025 through December 31, 2025 was Meng Li, our Interim Chief Executive Officer. On November 13, 2025, the Board appointed Ms. Li, our Chief Operating Officer, as Interim Chief Executive Officer, effective November 30, 2025. Our other named executive officers for the period from January 1, 2025 through November 29, 2025 and year ended December 31, 2024 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer. Our other named executive officer for the period from November 30, 2025 through December 31, 2025 was Luisa Ingargiola, our Chief Financial Officer. Our PEO for 2023 was David Jin, our former Chief Executive Officer and President. Our other Named Executive Officers for 2023 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer. The $14,167 represents the pro rata salary reflected in the Summary Compensation Table for Ms. Li for the period from November 30, 2025 through the end of the 2025 fiscal year. The dollar amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the "Total" column of the SCT.

(2)	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2022.

Named Executive Officers, Footnote		Our other named executive officers for the period from January 1, 2025 through November 29, 2025 and year ended December 31, 2024 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer. Our other named executive officer for the period from November 30, 2025 through December 31, 2025 was Luisa Ingargiola, our Chief Financial Officer.
PEO Total Compensation Amount	[1]	$ 14,167	$ 180,000	$ 330,000
PEO Actually Paid Compensation Amount			180,000	330,000
Non-PEO NEO Average Total Compensation Amount	[2]	351,257	277,736	315,122
Non-PEO NEO Average Compensation Actually Paid Amount		$ 171,257	175,000	315,122
Compensation Actually Paid vs. Total Shareholder Return

Relationship between “Compensation Actually Paid” and TSR

There is a limited relationship between TSR and our PEO and Named Executive Officers “compensation actually paid.” This is primarily because “compensation actually paid” is principally driven by fixed cash compensation. In addition, for the periods reported in the table, we did not use TSR as a measure of our performance in any of our executive compensation plans.

Compensation Actually Paid vs. Net Income

Relationship between “Compensation Actually Paid” and Net Loss

There is a limited relationship between net loss and our PEO and Named Executive Officers “compensation actually paid.” This is primarily because “compensation actually paid” is principally driven by fixed cash amount. In addition, for the periods reported in the table, we did not use net loss as a measure of our performance in any of our executive compensation plans.

Total Shareholder Return Amount		$ 2	4	9
Net Income (Loss)		$ (18,260,976)	$ (7,903,394)	$ (16,707,010)
PEO Name		David Jin	David Jin

[1]	Our PEO for the period from January 1, 2025 through November 29, 2025 and year ended December 31, 2024 was David Jin, our former Chief Executive Officer and President. On November 12, 2025, Dr. Jin notified us of his intent to resign as our Chief Executive Officer, President, and as a director, effective November 30, 2025, as a result of a personal health issue. Our PEO for the period from November 30, 2025 through December 31, 2025 was Meng Li, our Interim Chief Executive Officer. On November 13, 2025, the Board appointed Ms. Li, our Chief Operating Officer, as Interim Chief Executive Officer, effective November 30, 2025. Our other named executive officers for the period from January 1, 2025 through November 29, 2025 and year ended December 31, 2024 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer. Our other named executive officer for the period from November 30, 2025 through December 31, 2025 was Luisa Ingargiola, our Chief Financial Officer. Our PEO for 2023 was David Jin, our former Chief Executive Officer and President. Our other Named Executive Officers for 2023 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer. The $14,167 represents the pro rata salary reflected in the Summary Compensation Table for Ms. Li for the period from November 30, 2025 through the end of the 2025 fiscal year. The dollar amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the "Total" column of the SCT.
[2]	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2022.